Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. ("CREFI")

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the "Company")

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Barclays Capital Inc., Barclays Capital Real Estate Inc., Bank of Montreal and BMO Capital Markets Corp., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2021-SOAR, Commercial Mortgage Pass-Through Certificates, Series 2021-SOAR securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 113 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of 6/9/2021.

•	The phrase "LIBOR Assumption" refers to the rate of 0.100000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on June 4, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:
o	2021-SOAR Accounting Tape Final.xlsx (provided on June 4, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Engineering Report” refers to a property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
•	The phrase “Loan Agreement” refers to a draft of the Loan Agreement.
•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Title Policy” refers to a signed or draft proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From May 3, 2021 through June 4, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

June 4, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2021-SOAR	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Avg. Clear Height	Underwriting File	None
14	Total NRA	Underwriting File	None
15	Unit of Measure	None - Company Provided	None
16	Occupancy (%)	Underwriting File	None
17	Occupancy Date	Underwriting File	None
18	Office % of NRA	Underwriting File	None
19	# of tenants	Underwriting File	None
20	WA Lease Expiration Date	Recalculation	None
21	WA Lease Term Remaining	Recalculation	None
22	Release Pool	Underwriting File	None
23	Ownership Interest	Title Policy	None
24	Mortgage Loan Cut-off Date Balance	Loan Agreement	$1.00
25	Mortgage Loan Cut-off Date Balance per SF	Recalculation	$1.00
26	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
27	Mortgage Loan Maturity Date Balance	Recalculation	$1.00
28	Individual As-Is Appraised Value Date	Appraisal Report	None
29	Individual As-Is Appraised Value	Appraisal Report	None
30	Individual As-Is Appraised Value per SF	Recalculation	None
31	Portfolio Appraised Value Date	Appraisal Report	None
32	Portfolio Appraised Value	Appraisal Report	None
33	Portfolio Appraised Value per SF	Recalculation	None
34	Portfolio Appraised Value Premium	Recalculation	None
35	Engineering Report Provider	Engineering Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2021-SOAR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
36	Engineering Report Date	Engineering Report	None
37	Environmental Report Provider	Environmental Report	None
38	Environmental Report Date	Environmental Report	None
39	Phase II Required?	None - Company Provided	None
40	Seismic Zone	Seismic Report; Engineering Report	None
41	PML %	Seismic Report; Engineering Report	None
42	Origination Date	None - Company Provided	None
43	Assumed LIBOR	None - Company Provided	None
44	Mortgage Loan Trust Margin	Loan Agreement	None
45	LIBOR Cap	Interest Rate Cap Term Sheet	None
46	LIBOR Lookback days	Loan Agreement	None
47	LIBOR Cap Expiration Date	Interest Rate Cap Term Sheet	None
48	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
49	Amort Type	Loan Agreement	None
50	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
51	Mortgage Loan Annual Debt Service Payment	Recalculation	None
52	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Recalculation	None
53	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
54	Grace Period	Loan Agreement	None
55	First Loan Payment Date	Loan Agreement	None
56	Seasoning	Recalculation	None
57	Original Term to Maturity (Months)	Recalculation	None
58	Remaining Term to Maturity (Months)	Recalculation	None
59	Original Amortization Term (Months)	Not Applicable*	None
60	Remaining Amortization Term (Months)	Not Applicable*	None
61	Original IO Term (Months)	Loan Agreement	None
62	Remaining IO Term (Months)	Recalculation	None
63	Initial Maturity Date	Loan Agreement	None
64	Floating Rate Component Extensions	Loan Agreement	None
65	Fully Extended Maturity Date	Loan Agreement	None
66	Lockbox	Loan Agreement	None
67	Cash Management Type	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2021-SOAR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
68	Cash Management Trigger	Loan Agreement	None
69	Administrative Fee Rate (%)	Fee Schedule	None
70	Floating Rate Component Prepayment Provision	Loan Agreement	None
71	Partial Release Allowed?	Loan Agreement	None
72	Property Release Description	Loan Agreement	None
73	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
74	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
75	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
76	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
77	Mortgage Loan UW NOI Debt Yield	Recalculation	None
78	Mortgage Loan UW NCF Debt Yield	Recalculation	None
79	Mortgage Loan UW NOI DSCR	Recalculation	None
80	Mortgage Loan UW NCF DSCR	Recalculation	None
81	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
82	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
83	Initial Tax Escrow	Loan Agreement	None
84	Ongoing Tax Escrow Monthly	Loan Agreement	None
85	Tax Escrow Springing Conditions	Loan Agreement	None
86	Initial Insurance Escrow	Loan Agreement	None
87	Ongoing Insurance Escrow Monthly	Loan Agreement	None
88	Insurance Escrow Springing Conditions	Loan Agreement	None
89	Initial Immediate Repairs Escrow	Loan Agreement	None
90	Initial Cap Ex Escrow	Loan Agreement	None
91	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
92	Cap Ex Escrow Springing Conditions	Loan Agreement	None
93	Initial TI/LC Escrow	Loan Agreement	None
94	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
95	TI/LC Escrow Springing Conditions	Loan Agreement	None
96	Initial Other Escrow	Loan Agreement	None
97	Ongoing Other Escrow Monthly	Loan Agreement	None
98	Ongoing Other Escrow Springing Condition	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2021-SOAR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
99	Other Escrow Description	Loan Agreement	None
100	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
101	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
102	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
103	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
104	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
105	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
106	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
107	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
108	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
109	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
110	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
111	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
112	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
113	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
114	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
115	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
116	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
117	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
118	Base Rent 2019	Underwriting File	$1.00
119	Base Rent 2020	Underwriting File	$1.00
120	Base Rent March 2021 TTM	Underwriting File	$1.00
121	Base Rent Argus Yr1	Underwriting File	$1.00
122	Base Rent Argus Yr2	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2021-SOAR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
123	Base Rent UW (In-Place)	Underwriting File	$1.00
124	Rent Steps 2019	Underwriting File	$1.00
125	Rent Steps 2020	Underwriting File	$1.00
126	Rent Steps March 2021 TTM	Underwriting File	$1.00
127	Rent Steps Argus Yr1	Underwriting File	$1.00
128	Rent Steps Argus Yr2	Underwriting File	$1.00
129	Rent Steps UW (In-Place)	Underwriting File	$1.00
130	Recoveries 2019	Underwriting File	$1.00
131	Recoveries 2020	Underwriting File	$1.00
132	Recoveries March 2021 TTM	Underwriting File	$1.00
133	Recoveries Argus Yr1	Underwriting File	$1.00
134	Recoveries Argus Yr2	Underwriting File	$1.00
135	Recoveries UW (In-Place)	Underwriting File	$1.00
136	Potential Income from Vacant Space 2019	Underwriting File	$1.00
137	Potential Income from Vacant Space 2020	Underwriting File	$1.00
138	Potential Income from Vacant Space March 2021 TTM	Underwriting File	$1.00
139	Potential Income from Vacant Space Argus Yr1	Underwriting File	$1.00
140	Potential Income from Vacant Space Argus Yr2	Underwriting File	$1.00
141	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
142	Gross Potential Rent 2019	Underwriting File	$1.00
143	Gross Potential Rent 2020	Underwriting File	$1.00
144	Gross Potential Rent March 2021 TTM	Underwriting File	$1.00
145	Gross Potential Rent Argus Yr1	Underwriting File	$1.00
146	Gross Potential Rent Argus Yr2	Underwriting File	$1.00
147	Gross Potential Rent UW (In-Place)	Underwriting File	$1.00
148	Economic Vacancy, Credit Loss 2019	Underwriting File	$1.00
149	Economic Vacancy, Credit Loss 2020	Underwriting File	$1.00
150	Economic Vacancy, Credit Loss March 2021 TTM	Underwriting File	$1.00
151	Economic Vacancy, Credit Loss Argus Yr1	Underwriting File	$1.00
152	Economic Vacancy, Credit Loss Argus Yr2	Underwriting File	$1.00
153	Economic Vacancy, Credit Loss UW (In-Place)	Underwriting File	$1.00
154	EGI Before Other Income 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2021-SOAR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
155	EGI Before Other Income 2020	Underwriting File	$1.00
156	EGI Before Other Income March 2021 TTM	Underwriting File	$1.00
157	EGI Before Other Income Argus Yr1	Underwriting File	$1.00
158	EGI Before Other Income Argus Yr2	Underwriting File	$1.00
159	EGI Before Other Income UW (In-Place)	Underwriting File	$1.00
160	Miscellaneous Rent 2019	Underwriting File	$1.00
161	Miscellaneous Rent 2020	Underwriting File	$1.00
162	Miscellaneous Rent March 2021 TTM	Underwriting File	$1.00
163	Miscellaneous Rent Argus Yr1	Underwriting File	$1.00
164	Miscellaneous Rent Argus Yr2	Underwriting File	$1.00
165	Miscellaneous Rent UW (In-Place)	Underwriting File	$1.00
166	Effective Gross Income 2019	Underwriting File	$1.00
167	Effective Gross Income 2020	Underwriting File	$1.00
168	Effective Gross Income March 2021 TTM	Underwriting File	$1.00
169	Effective Gross Income Argus Yr1	Underwriting File	$1.00
170	Effective Gross Income Argus Yr2	Underwriting File	$1.00
171	Effective Gross Income UW (In-Place)	Underwriting File	$1.00
172	General & Administrative 2019	Underwriting File	$1.00
173	General & Administrative 2020	Underwriting File	$1.00
174	General & Administrative March 2021 TTM	Underwriting File	$1.00
175	General & Administrative Argus Yr1	Underwriting File	$1.00
176	General & Administrative Argus Yr2	Underwriting File	$1.00
177	General & Administrative UW (In-Place)	Underwriting File	$1.00
178	Repairs & Maintenance 2019	Underwriting File	$1.00
179	Repairs & Maintenance 2020	Underwriting File	$1.00
180	Repairs & Maintenance March 2021 TTM	Underwriting File	$1.00
181	Repairs & Maintenance Argus Yr1	Underwriting File	$1.00
182	Repairs & Maintenance Argus Yr2	Underwriting File	$1.00
183	Repairs & Maintenance UW (In-Place)	Underwriting File	$1.00
184	Utilities 2019	Underwriting File	$1.00
185	Utilities 2020	Underwriting File	$1.00
186	Utilities March 2021 TTM	Underwriting File	$1.00
187	Utilities Argus Yr1	Underwriting File	$1.00
188	Utilities Argus Yr2	Underwriting File	$1.00
189	Utilities UW (In-Place)	Underwriting File	$1.00
190	Insurance 2019	Underwriting File	$1.00
191	Insurance 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2021-SOAR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
192	Insurance March 2021 TTM	Underwriting File	$1.00
193	Insurance Argus Yr1	Underwriting File	$1.00
194	Insurance Argus Yr2	Underwriting File	$1.00
195	Insurance UW (In-Place)	Underwriting File	$1.00
196	Real Estate Taxes 2019	Underwriting File	$1.00
197	Real Estate Taxes 2020	Underwriting File	$1.00
198	Real Estate Taxes March 2021 TTM	Underwriting File	$1.00
199	Real Estate Taxes Argus Yr1	Underwriting File	$1.00
200	Real Estate Taxes Argus Yr2	Underwriting File	$1.00
201	Real Estate Taxes UW (In-Place)	Underwriting File	$1.00
202	Non-Recoverable 2019	Underwriting File	$1.00
203	Non-Recoverable 2020	Underwriting File	$1.00
204	Non-Recoverable March 2021 TTM	Underwriting File	$1.00
205	Non-Recoverable Argus Yr1	Underwriting File	$1.00
206	Non-Recoverable Argus Yr2	Underwriting File	$1.00
207	Non-Recoverable UW (In-Place)	Underwriting File	$1.00
208	Management Fee 2019	Underwriting File	$1.00
209	Management Fee 2020	Underwriting File	$1.00
210	Management Fee March 2021 TTM	Underwriting File	$1.00
211	Management Fee Argus Yr1	Underwriting File	$1.00
212	Management Fee Argus Yr2	Underwriting File	$1.00
213	Management Fee UW (In-Place)	Underwriting File	$1.00
214	Total Operating Expenses 2019	Underwriting File	$1.00
215	Total Operating Expenses 2020	Underwriting File	$1.00
216	Total Operating Expenses March 2021 TTM	Underwriting File	$1.00
217	Total Operating Expenses Argus Yr1	Underwriting File	$1.00
218	Total Operating Expenses Argus Yr2	Underwriting File	$1.00
219	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
220	Net Operating Income 2019	Underwriting File	$1.00
221	Net Operating Income 2020	Underwriting File	$1.00
222	Net Operating Income March 2021 TTM	Underwriting File	$1.00
223	Net Operating Income Argus Yr1	Underwriting File	$1.00
224	Net Operating Income Argus Yr2	Underwriting File	$1.00
225	Net Operating Income UW (In-Place)	Underwriting File	$1.00
226	Tenant Improvements and Leasing Commissions 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2021-SOAR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
227	Tenant Improvements and Leasing Commissions 2020	Underwriting File	$1.00
228	Tenant Improvements and Leasing Commissions March 2021 TTM	Underwriting File	$1.00
229	Tenant Improvements and Leasing Commissions Argus Yr1	Underwriting File	$1.00
230	Tenant Improvements and Leasing Commissions Argus Yr2	Underwriting File	$1.00
231	Tenant Improvements and Leasing Commissions UW (In-Place)	Underwriting File	$1.00
232	Replacement Reserves 2019	Underwriting File	$1.00
233	Replacement Reserves 2020	Underwriting File	$1.00
234	Replacement Reserves March 2021 TTM	Underwriting File	$1.00
235	Replacement Reserves Argus Yr1	Underwriting File	$1.00
236	Replacement Reserves Argus Yr2	Underwriting File	$1.00
237	Replacement Reserves UW (In-Place)	Underwriting File	$1.00
238	Net Cash Flow 2019	Underwriting File	$1.00
239	Net Cash Flow 2020	Underwriting File	$1.00
240	Net Cash Flow March 2021 TTM	Underwriting File	$1.00
241	Net Cash Flow Argus Yr1	Underwriting File	$1.00
242	Net Cash Flow Argus Yr2	Underwriting File	$1.00
243	Net Cash Flow UW (In-Place)	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2021-SOAR	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each property was multiplied by the corresponding UW Base Rent. Such amounts were summed and then divided by the aggregate UW Base Rent of the respective property.
21	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
25	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total NRA.
26	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
27	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-off Date Balance
30	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total NRA.
33	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
34	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1
50	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
51	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
52	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) 12.
53	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
56	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
57	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
58	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
62	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
73	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BX 2021-SOAR	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
74	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
75	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
76	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
77	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
78	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
79	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
80	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
81	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
82	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15